9. CONVERTIBLE DEBT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Convertible Debt Details Narrative
Convertible stock issued		632,800
Interest expense	$ 0	$ 31,207	$ 31,487	$ 388,320
Convertible note payable			0	3,164,000
Accrued interest			$ 0	$ 21,671